SCHEDULE OF INVESTMENTS

Ivy Apollo Multi-Asset Income Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Integrated Telecommunication Services – 1.6%
Orange S.A.(A)	130	$1,908
Verizon Communications, Inc.	88	5,391
		7,299

Wireless Telecommunication Service – 0.2%
SBA Communications Corp.	4	965

Total Communication Services - 1.8%		8,264

Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc.(B)(C)	1	—

Casinos & Gaming – 0.5%
Sands China Ltd.(A)	393	2,102

Education Services – 0.0%
Laureate Education, Inc., Class A(B)	11	188

Home Improvement Retail – 0.3%
Home Depot, Inc. (The)	7	1,583

Hotels, Resorts & Cruise Lines – 0.2%
Studio City International Holdings Ltd. ADR(B)(D)	35	710

Total Consumer Discretionary - 1.0%		4,583

Consumer Staples

Household Products – 0.9%
Procter & Gamble Co. (The)	35	4,325

Hypermarkets & Super Centers – 0.7%
Wal-Mart Stores, Inc.	25	3,024

Packaged Foods & Meats – 2.1%
Danone S.A.(A)	42	3,472
Mowi ASA(A)	78	2,024
Nestle S.A., Registered Shares(A)	39	4,257
		9,753

Tobacco – 1.3%
Philip Morris International, Inc.	71	6,017

Total Consumer Staples - 5.0%		23,119

Energy

Coal & Consumable Fuels – 0.0%
Westmoreland Coal Co.(B)	7	87

Integrated Oil & Gas – 4.1%
Chevron Corp.	30	3,591
PJSC LUKOIL ADR(A)	28	2,767
Royal Dutch Shell plc, Class A(A)	169	4,991
Suncor Energy, Inc.	92	3,006
Total S.A.(A)	81	4,457
		18,812

Oil & Gas Equipment & Services – 0.0%
McDermott International, Inc.(B)	4	2

Oil & Gas Exploration & Production – 0.7%
Bellatrix Exploration Ltd.(A)(B)(C)(L)	76	—*
CNOOC Ltd.(A)	2,096	3,485
		3,485
Total Energy - 4.8%		22,386

Financials

Asset Management & Custody Banks – 0.6%
3i Group plc(A)	179	2,601

Consumer Finance – 0.4%
ORIX Corp.(A)	123	2,035

Diversified Banks – 3.2%
Banco Santander S.A.(A)	587	2,455
Bank of Montreal(A)	46	3,591
BNP Paribas S.A.(A)	46	2,714
DBS Group Holdings Ltd.(A)	109	2,081
ING Groep N.V., Certicaaten Van Aandelen(A)	187	2,244
PT Bank Mandiri (Persero) Tbk(A)	3,436	1,898
		14,983

Multi-Line Insurance – 0.8%
Axa S.A.(A)	136	3,844

Other Diversified Financial Services – 1.6%
Citigroup, Inc.	62	4,992
JPMorgan Chase & Co.	18	2,516
		7,508

Property & Casualty Insurance – 1.0%
Tokio Marine Holdings, Inc.(A)	85	4,762

Regional Banks – 0.5%
KeyCorp	119	2,403

Total Financials - 8.1%		38,136

Health Care

Pharmaceuticals – 4.5%
Advanz Pharma Corp.(A)(B)	6	16
AstraZeneca plc(A)	61	6,144
GlaxoSmithKline plc(A)	115	2,701
Pfizer, Inc.	123	4,826
Roche Holdings AG, Genusscheine(A)	12	3,943
Sanofi-Aventis(A)	30	3,003
		20,633
Total Health Care - 4.5%		20,633

Industrials

Aerospace & Defense – 1.2%
BAE Systems plc(A)	329	2,461
Lockheed Martin Corp.	8	3,145
		5,606

Construction & Engineering – 0.8%
Vinci(A)	33	3,701

Construction Machinery & Heavy Trucks – 0.4%
Caterpillar, Inc.	14	2,079

Electrical Components & Equipment – 0.5%
Eaton Corp.	25	2,354

Industrial Conglomerates – 0.7%
Koninklijke Philips Electronics N.V., Ordinary Shares(A)	69	3,358

Total Industrials - 3.6%		17,098

Information Technology

Semiconductors – 3.0%
Intel Corp.	37	2,192
QUALCOMM, Inc.	50	4,387
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	639	7,056
		13,635

Technology Hardware, Storage & Peripherals – 1.3%
Samsung Electronics Co. Ltd.(A)	121	5,773

Total Information Technology - 4.3%		19,408

Materials

Construction Materials – 0.5%
CRH plc(A)	60	2,404

Diversified Chemicals – 0.4%
Eastman Chemical Co.	26	2,026

Diversified Metals & Mining – 0.8%
Anglo American plc(A)	123	3,533

Total Materials - 1.7%		7,963

Real Estate

Diversified Real Estate Activities – 1.0%
CapitaLand Ltd.(A)	147	407
Daibiru Corp.(A)	21	249
Heiwa Real Estate Co. Ltd.(A)	6	170
Henderson Land Development Co. Ltd.(A)	100	489
Mitsubishi Estate Co. Ltd.(A)	67	1,269
Mitsui Fudosan Co. Ltd.(A)	57	1,380
Nomura Real Estate Holdings, Inc.(A)	8	191
Sun Hung Kai Properties Ltd.(A)	42	648
		4,803

Diversified REITs – 0.7%
Cominar Real Estate Investment Trust(A)	16	177
Dexus(A)	40	329
Gecina(A)	5	944
GPT Group(A)	63	246
H&R Real Estate Investment Trust(A)	9	139
Kenedix Office Investment Corp.(A)	—*	355
Land Securities Group plc(A)	42	550
Lar Espana Real Estate Socimi S.A.(A)	8	63
Merlin Properties Socimi S.A.(A)	37	529
NSI N.V.(A)	3	140
RDI REIT plc(A)	18	31
Star Asia Investment Corp.(A)	—*	138
		3,641

Health Care REITs – 0.6%
Aedifica S.A.(A)	1	83
Healthcare Trust of America, Inc., Class A	27	805

National Health Investors, Inc.	3	214
Nippon Healthcare Investment Corp.(A)	—*	80
Ventas, Inc.	7	387
Welltower, Inc.	16	1,300
		2,869

Hotel & Resort REITs – 0.3%
Ichigo Hotel Investment Corp.(A)	—*	118
Park Hotels & Resorts, Inc.	13	339
Pebblebrook Hotel Trust	16	427
Sunstone Hotel Investors, Inc.	29	405
		1,289

Industrial REITs – 0.7%
Duke Realty Corp.	25	884
First Industrial Realty Trust, Inc.	16	666
ITOCHU Advance Logistics Investment Corp.(A)	—*	153
ProLogis, Inc.	11	957
SEGRO plc(A)	49	584
		3,244

Office REITs – 1.3%
Alexandria Real Estate Equities, Inc.	5	776
Boston Properties, Inc.	7	1,030
Derwent London plc(A)	8	428
Global One Corp.(A)	—*	164
Great Portland Estates plc(A)	31	356
Hibernia REIT plc(A)	219	346
Highwoods Properties, Inc.	12	597
Japan Excellent, Inc.(A)	—*	316
Japan Real Estate Investment Corp.(A)	—*	345
Sankei Real Estate, Inc.(A)	—*	215
SL Green Realty Corp.	5	435
Vornado Realty Trust	12	813
		5,821

Real Estate Development – 0.1%
New World Development Co. Ltd.(A)	499	683

Real Estate Operating Companies – 1.2%
Deutsche Wohnen AG(A)	15	610
Entra ASA(A)	38	629
Grainger plc(A)	92	383
Hang Lung Properties Ltd.(A)	198	434
Keihanshin Building Co. Ltd.(A)	14	177
Shurgard Self Storage Europe S.a.r.l.(A)	7	281
Swire Properties Ltd.(A)	473	1,570
Vonovia SE(A)	30	1,603
		5,687

Residential REITs – 1.3%
American Campus Communities, Inc.	17	798
AvalonBay Communities, Inc.	9	1,816
Boardwalk(A)	6	205
Canadian Apartment Properties REIT(A)	6	240
Equity Residential	16	1,276
Invitation Homes, Inc.	44	1,332
Irish Residential Properties REIT plc(A)	94	168
Starts Proceed Investment Corp.(A)	—*	84
		5,919

Retail REITs – 1.1%
Agree Realty Corp.	4	312
Federal Realty Investment Trust	3	379
First Capital REIT(A)	17	268

Link (The)(A)	39	418
National Retail Properties, Inc.	9	473
Realty Income Corp.	4	272
Regency Centers Corp.	13	816
Scentre Group(A)	90	242
Simon Property Group, Inc.	9	1,267
Taubman Centers, Inc.	4	117
Unibail-Rodamco-Westfield(A)	2	378
		4,942

Specialized REITs – 0.9%
Big Yellow Group plc(A)	19	300
Chartwell Retirement Residences(A)	13	142
CubeSmart	27	856
Digital Realty Trust, Inc.	6	743
Public Storage, Inc.	6	1,251
VICI Properties, Inc.	35	893
		4,185
Total Real Estate - 9.2%		43,083

Utilities

Electric Utilities – 1.9%
E.ON AG(A)	199	2,116
ENEL S.p.A.(A)	576	4,566
Exelon Corp.	45	2,060
		8,742

Multi-Utilities – 0.4%
RWE Aktiengesellschaft(A)	60	1,820

Water Utilities – 0.6%
Guangdong Investment Ltd.(A)	1,224	2,560

Total Utilities - 2.9%		13,122

TOTAL COMMON STOCKS – 46.9%		$217,795
(Cost: $181,625)

INVESTMENT FUNDS

Registered Investment Companies – 0.4%
iShares iBoxx $ High Yield Corporate Bond ETF	21	1,847

TOTAL INVESTMENT FUNDS – 0.4%		$1,847
(Cost: $1,788)

PREFERRED STOCKS

Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(B)(C)(E)	233	—*

Total Consumer Staples - 0.0%		—*

Energy

Oil & Gas Exploration & Production – 0.3%
Targa Resources Corp., 9.500%(B)(E)	1	1,380

Total Energy - 0.3%		1,380

TOTAL PREFERRED STOCKS – 0.3%		$1,380
(Cost: $1,520)

WARRANTS

Oil & Gas Exploration & Production – 0.0%
Ultra Resources, Inc., expires 7-14-25(C)(F)	3	—*

TOTAL WARRANTS – 0.0%		$—*
(Cost: $1)

ASSET-BACKED SECURITIES	Principal
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps),
5.501%, 7-15-26 (G)(H)	$600	599
Anchorage Credit Funding Ltd., Series 2015-2A, Class D,
7.300%, 1-25-31 (G)	600	600
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps),
9.716%, 7-20-28 (H)	650	626
Crown Point CLO Ltd., Series 2018-5A, Class E (3-Month U.S. LIBOR plus 565 bps),
7.652%, 7-17-28 (G)(H)	250	233
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps),
8.384%, 7-23-31 (G)(H)	750	717
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps),
5.440%, 10-25-30 (G)(H)	1,000	934
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps),
5.305%, 11-13-31 (G)(H)	1,200	1,102
Octagon Investment Partners 40 Ltd., Series 2019-1A, Class E (3-Month U.S. LIBOR plus 646 bps),
8.426%, 4-20-31 (G)(H)	1,000	976
OZLM Ltd., Series 2014-9A, Class DRR (3-Month U.S. LIBOR plus 612 bps),
8.086%, 10-20-31 (G)(H)	500	465
Race Point CLO Ltd., Series 2013-8A, Class DR (3-Month U.S. LIBOR plus 380 bps),
5.699%, 2-20-30 (G)(H)	500	489

TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps),
5.866%, 10-20-30 (G)(H)	750	720
Trestles CLO Ltd., Series 2017-1A, Class D (3-Month U.S. LIBOR plus 668 bps),
8.620%, 7-25-29 (G)(H)	750	745
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps),
7.866%, 7-20-31 (G)(H)	750	697
Trinitas CLO Ltd., Series 2019-11A, Class D (3-Month U.S. LIBOR plus 422 bps),
6.221%, 7-15-32 (G)(H)	1,000	1,001
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps),
6.216%, 1-20-29 (G)(H)	400	391

TOTAL ASSET-BACKED SECURITIES – 2.2%		$10,295
(Cost: $10,510)

CORPORATE DEBT SECURITIES

Communication Services

Alternative Carriers – 0.0%
Consolidated Communications Finance II Co.,
6.500%, 10-1-22(D)	142	129

Broadcasting – 0.3%
Clear Channel Outdoor Holdings, Inc.,
5.125%, 8-15-27(G)	822	856
Clear Channel Worldwide Holdings, Inc.,
9.250%, 2-15-24(G)	609	675
Globo Comunicacoes e Participacoes S.A.,
4.843%, 6-8-25	200	206
Nexstar Escrow Corp.,
5.625%, 8-1-24(G)	53	55
		1,792

Cable & Satellite – 3.4%
Altice Financing S.A.:
6.625%, 2-15-23(G)	287	292
7.500%, 5-15-26(G)	1,600	1,720
Altice France S.A.:
7.375%, 5-1-26(G)	1,122	1,205
8.125%, 2-1-27(G)	1,200	1,351
3.375%, 1-15-28(G)(I)	EUR100	116
Altice Luxembourg S.A.,
10.500%, 5-15-27(G)	$1,706	1,945
Altice S.A.,
7.625%, 2-15-25(G)	1,006	1,046
Altice U.S. Finance I Corp.,
5.500%, 5-15-26(G)	600	635
Cable One, Inc.,
4.500%, 1-30-30(G)	200	210

CCO Holdings LLC and CCO Holdings Capital Corp.,
5.000%, 2-1-28(G)	726	762
CSC Holdings LLC:
5.375%, 2-1-28(G)	880	938
5.750%, 1-15-30(G)	202	216
DISH DBS Corp.:
5.875%, 7-15-22	1,000	1,060
5.875%, 11-15-24	335	342
7.750%, 7-1-26	498	528
Intelsat Jackson Holdings S.A.,
9.500%, 9-30-22(G)	1,719	1,946
Millicom International Cellular S.A.,
6.250%, 3-25-29(G)	200	220
Neptune Finco Corp.,
6.625%, 10-15-25(G)	225	239
Quebecor Media, Inc.,
5.750%, 1-15-23	228	248
VTR Finance B.V.,
6.875%, 1-15-24(G)	1,066	1,090
Ziggo B.V.,
2.875%, 1-15-30(G)(I)	EUR170	198
		16,307

Integrated Telecommunication Services – 1.5%
Frontier Communications Corp.:
7.125%, 1-15-23	$76	37
7.625%, 4-15-24	55	27
6.875%, 1-15-25	942	457
11.000%, 9-15-25	1,409	683
8.500%, 4-1-26(G)	1,762	1,784
8.000%, 4-1-27(G)	1,532	1,601
9.000%, 8-15-31	53	26
West Corp.,
8.500%, 10-15-25(G)	2,588	2,071
		6,686

Publishing – 0.1%
MDC Partners, Inc.,
6.500%, 5-1-24(G)	688	623

Wireless Telecommunication Service – 0.4%
Digicel Group Ltd.:
6.000%, 4-15-21(G)	403	315
8.250%, 9-30-22(G)	195	47
8.250%, 12-30-22(G)	535	298
Digicel Group Ltd. (7.125% Cash and 2.000% PIK),
9.125%, 4-1-24(G)(J)	510	78
Digicel International Finance Ltd.,
8.750%, 5-25-24(G)	1,276	1,244
Digicel Ltd.,
6.750%, 3-1-23(G)	400	232
		2,214

Total Communication Services - 5.7%		27,751

Consumer Discretionary

Automobile Manufacturers – 0.1%
Tesla, Inc. (GTD by SolarCity Corp.),
5.300%, 8-15-25(D)(G)	577	560

Automotive Retail – 0.2%
Allison Transmission, Inc.,
5.000%, 10-1-24(G)	136	139
Carvana Co.,
8.875%, 10-1-23(G)	753	794
Lithia Motors, Inc.,
4.625%, 12-15-27(G)	174	179
Sonic Automotive, Inc.,
6.125%, 3-15-27	185	193
		1,305

Casinos & Gaming – 0.7%
Boyd Gaming Corp.,
4.750%, 12-1-27(G)	324	336
Everi Payments, Inc.,
7.500%, 12-15-25(G)	731	784
Gateway Casinos & Entertainment Ltd.,
8.250%, 3-1-24(G)	426	436
Golden Nugget, Inc.,
6.750%, 10-15-24(G)	914	946
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
7.000%, 5-15-28(G)	43	46
7.250%, 11-15-29(G)	43	47
Wynn Macau Ltd.:
4.875%, 10-1-24(G)	200	205
5.500%, 10-1-27(G)	409	425
5.125%, 12-15-29(G)	65	66
		3,291

Education Services – 0.5%
Laureate Education, Inc.,
8.250%, 5-1-25(G)	1,931	2,078

Homebuilding – 0.0%
Lennar Corp.,
4.125%, 1-15-22	214	219

Hotels, Resorts & Cruise Lines – 0.1%
Boyne USA, Inc.,
7.250%, 5-1-25(G)	426	463

Leisure Facilities – 0.1%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4-15-27	356	383

Restaurants – 0.1%
Tasty Bondco 1 S.A.,
6.250%, 5-15-26(G)(I)	EUR162	190

Specialized Consumer Services – 0.3%
Klesia Prevoyance,
5.375%, 12-8-26(I)	200	240
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10-1-21(G)	$400	401
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22(G)	148	149
Service Corp. International,
5.125%, 6-1-29	341	362
		1,152

Specialty Stores – 0.8%
Party City Holdings, Inc.,
6.625%, 8-1-26(D)(G)	299	211
Staples, Inc.:
7.500%, 4-15-26(G)	2,584	2,681
10.750%, 4-15-27(G)	1,117	1,134
		4,026
Total Consumer Discretionary - 2.9%		13,667

Consumer Staples

Agricultural Products – 0.0%
NBM U.S. Holdings, Inc.,
7.000%, 5-14-26(G)	200	217

Food Distributors – 0.2%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.),
6.875%, 1-19-25	200	212

Performance Food Group, Inc.:
5.500%, 6-1-24(G)	472	484
5.500%, 10-15-27(G)	73	78
		774
Household Products – 0.1%
First Quality Finance Co., Inc.,
5.000%, 7-1-25(G)	302	314

Packaged Foods & Meats – 1.7%
JBS Investments II GmbH (GTD by JBS S.A.),
7.000%, 1-15-26	400	435
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(G)	782	805
5.750%, 6-15-25(G)	790	817
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2-15-28(G)	907	1,002
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(G)	250	278
5.500%, 1-15-30(G)	307	330
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(G)	153	158
5.875%, 9-30-27(G)	550	595
Post Holdings, Inc.:
5.500%, 3-1-25(G)	143	150
5.000%, 8-15-26(G)	220	232
5.750%, 3-1-27(G)	973	1,044
Simmons Foods, Inc.:
7.750%, 1-15-24(G)	274	296
5.750%, 11-1-24(G)	1,638	1,646
		7,788
Total Consumer Staples - 2.0%		9,093

Energy

Coal & Consumable Fuels – 0.1%
Minejesa Capital B.V.,
4.625%, 8-10-30	200	207

Integrated Oil & Gas – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.),
5.999%, 1-27-28(D)	400	456

Oil & Gas Drilling – 0.3%
KCA Deutag UK Finance plc,
7.250%, 5-15-21(G)	1,000	680
Offshore Drilling Holding S.A.,
8.375%, 9-20-20(G)(K)	1,400	406
Valaris plc,
7.750%, 2-1-26	443	250
		1,336

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc.,
8.750%, 11-1-23(G)	311	252
SESI LLC,
7.125%, 12-15-21(D)	155	132
		384

Oil & Gas Exploration & Production – 1.4%
Bellatrix Exploration Ltd.,
8.500%, 9-11-23(L)	177	182
Bellatrix Exploration Ltd. (3.000% Cash and 9.500% PIK),
9.500%, 12-15-23(J)(L)	193	197
Chesapeake Energy Corp.,
11.500%, 1-1-25	506	478
Crownrock L.P.,
5.625%, 10-15-25(G)	1,255	1,280

Endeavor Energy Resources L.P.:
5.500%, 1-30-26(G)	438	452
5.750%, 1-30-28(G)	319	336
Extraction Oil & Gas, Inc.,
5.625%, 2-1-26(G)	642	385
Gazprom OAO Via Gaz Capital S.A.,
7.288%, 8-16-37	400	560
Laredo Petroleum, Inc.,
6.250%, 3-15-23(D)	142	133
Moss Creek Resources Holdings, Inc.,
7.500%, 1-15-26(G)	1,005	764
PT Pertamina (Persero),
5.625%, 5-20-43	400	466
Sanchez Energy Corp.,
7.250%, 2-15-23(D)(G)(L)	111	72
Seven Generations Energy Ltd.:
6.750%, 5-1-23(G)	971	995
5.375%, 9-30-25(G)	419	421
Ultra Resources, Inc. (9.000% Cash and 2.000% PIK),
11.000%, 7-12-24(J)	174	28
		6,749

Oil & Gas Refining & Marketing – 0.6%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	163	166
6.375%, 7-1-26	218	221
Comstock Escrow Corp.,
9.750%, 8-15-26	1,809	1,642
EG Global Finance plc:
4.375%, 2-7-25(G)(I)	EUR169	190
6.250%, 10-30-25(G)(I)	107	127
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(G)(L)	$207	4
8.000%, 2-15-25(G)(L)	221	5
7.750%, 5-15-26(G)(L)	323	231
QEP Resources, Inc.,
5.625%, 3-1-26(D)	269	262
		2,848
Total Energy - 2.6%		11,980

Financials

Consumer Finance – 0.1%
CURO Group Holdings Corp.,
8.250%, 9-1-25(G)	478	421

Diversified Banks – 0.2%
Bancolombia S.A.,
4.625%, 12-18-29	500	507
BBVA Bancomer S.A.:
5.350%, 11-12-29	200	202
5.875%, 9-13-34(G)	200	209
		918

Financial Exchanges & Data – 0.3%
MSCI, Inc.,
5.250%, 11-15-24(G)	24	25
Refinitiv U.S. Holdings, Inc.,
8.250%, 11-15-26(G)	972	1,095
		1,120

Insurance Brokers – 0.5%
NFP Corp.:
6.875%, 7-15-25(G)	1,997	2,002
8.000%, 7-15-25(G)	422	430
Vienna Insurance Group AG,
5.500%, 10-9-43(I)	EUR100	133
		2,565

Life & Health Insurance – 0.4%
Aegon N.V.,
4.000%, 4-25-44(I)	200	250
MetLife, Inc.:

9.250%, 4-8-38(G)	$445	655
10.750%, 8-1-39	452	755
		1,660
Multi-line Insurance – 0.0%
La Mondiale SAM,
6.750%, 4-25-44(I)	EUR100	137

Multi-Line Insurance – 0.1%
ASR Nederland N.V.,
5.125%, 9-29-45(I)	100	134
Humanis Prevoyance,
5.750%, 10-22-25(I)	300	370
		504

Other Diversified Financial Services – 0.3%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5-1-19(G)(J)(L)	$2,703	1,189

Property & Casualty Insurance – 0.7%
Amwins Group, Inc.,
7.750%, 7-1-26(G)	962	1,063
GTCR AP Finance, Inc.,
8.000%, 5-15-27(G)	1,036	1,077
Hub International Ltd.,
7.000%, 5-1-26(G)	821	868
Mapfre S.A.,
4.375%, 3-31-47(I)	EUR100	132
		3,140

Specialized Finance – 0.8%
ALROSA Finance S.A.,
4.650%, 4-9-24(G)	$200	213
BCPE Cycle Merger Sub II, Inc.,
10.625%, 7-15-27(G)	809	829
Compass Group Diversified Holdings LLC,
8.000%, 5-1-26(G)	434	470
Cosan Luxembourg S.A.,
7.000%, 1-20-27(G)	200	218
DAE Funding LLC:
5.750%, 11-15-23(G)	505	529
5.000%, 8-1-24(G)	199	209
NBK Tier 1 Financing (2) Ltd.,
4.500%, 5-27-68(G)	300	299
Rede D’Or Finance S.a.r.l.,
4.950%, 1-17-28(D)	200	207
Tervita Escrow Corp.,
7.625%, 12-1-21(G)	215	216
TMX Finance LLC and TitleMax Finance Corp.,
11.125%, 4-1-23(G)	561	508
Trust F/1401,
6.390%, 1-15-50(G)	200	215
		3,913

Thrifts & Mortgage Finance – 0.1%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6-15-25(G)	510	500

Total Financials - 3.5%		16,067

Health Care

Health Care Equipment – 0.0%
Hologic, Inc.,
4.625%, 2-1-28(G)	132	140

Health Care Facilities – 0.5%
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.,
9.750%, 12-1-26(G)	1,276	1,442

Surgery Center Holdings, Inc., 10.000%, 4-15-27(G)	924	1,014
		2,456

Health Care Services – 0.2%
Envision Healthcare Corp.,
8.750%, 10-15-26(G)	272	169
Heartland Dental LLC,
8.500%, 5-1-26(G)	789	808
		977

Health Care Technology – 0.4%
Verscend Holding Corp.,
9.750%, 8-15-26(G)	1,581	1,729

Life Sciences Tools & Services – 0.3%
Avantor, Inc.,
9.000%, 10-1-25(G)	1,151	1,286

Pharmaceuticals – 0.6%
Advanz Pharma Corp.,
8.000%, 9-6-24(D)	72	68
Bausch Health Cos., Inc.:
6.125%, 4-15-25(G)	291	301
9.000%, 12-15-25(G)	153	174
9.250%, 4-1-26(G)	441	506
8.500%, 1-31-27(G)	527	600
Eagle Holding Co. II LLC (7.500% Cash or 8.500% PIK),
7.750%, 5-15-22(G)(J)	907	921
Par Pharmaceutical, Inc.,
7.500%, 4-1-27(G)	557	554
		3,124
Total Health Care - 2.0%		9,712

Industrials

Aerospace & Defense – 1.6%
TransDigm UK Holdings plc,
6.875%, 5-15-26	366	390
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7-15-24	1,047	1,080
6.500%, 5-15-25	200	208
6.250%, 3-15-26(G)	571	618
6.375%, 6-15-26	202	214
7.500%, 3-15-27	408	446
5.500%, 11-15-27(G)	1,051	1,063
Wolverine Escrow LLC:
8.500%, 11-15-24(G)	1,167	1,208
9.000%, 11-15-26(G)	1,703	1,784
13.125%, 11-15-27(D)(G)	342	351
		7,362

Airlines – 0.0%
Swissport Financing S.a.r.l.,
5.250%, 8-15-24(G)(I)	EUR150	179

Building Products – 0.1%
JELD-WEN, Inc.,
4.875%, 12-15-27(G)	$113	115
Standard Industries, Inc.:
2.250%, 11-21-26(G)(I)	EUR100	115
4.750%, 1-15-28(G)	$62	64
		294

Diversified Support Services – 0.1%
Ahern Rentals, Inc.,
7.375%, 5-15-23(G)	665	527
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9-15-26	133	143
		670

Electrical Components & Equipment – 0.0%
Vertiv Group Corp.,
9.250%, 10-15-24(G)	128	138

Vertiv Intermediate Holding Corp. (12.000% Cash or 13.000% PIK),
12.000%, 2-15-22(G)(J)	60	62
		200

Environmental & Facilities Services – 0.3%
GFL Environmental, Inc.:
5.375%, 3-1-23(G)	450	464
7.000%, 6-1-26(G)	646	682
8.500%, 5-1-27(G)	144	158
Waste Pro USA, Inc.,
5.500%, 2-15-26(G)	86	90
		1,394

Marine Ports & Services – 0.1%
DP World Ltd.,
6.850%, 7-2-37	200	263
DP World plc,
6.850%, 7-2-37(G)	200	263
		526

Railroads – 0.1%
Lima Metro Line 2 Finance Ltd.:
5.875%, 7-5-34(G)	220	255
4.350%, 4-5-36(G)	200	212
		467

Research & Consulting Services – 0.1%
Alliance Data Systems Corp.,
4.750%, 12-15-24(G)	465	464

Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC and Prime Finance, Inc.,
9.250%, 5-15-23(G)	1,147	1,203

Total Industrials - 2.7%		12,759

Information Technology

Application Software – 0.7%
Kronos Acquisition Holdings, Inc.,
9.000%, 8-15-23(G)	1,663	1,588
Open Text Corp.,
5.625%, 1-15-23(G)	472	480
Orbcomm, Inc.,
8.000%, 4-1-24(G)	1,015	974
Riverbed Technology, Inc. and Project Homestake Merger Corp.,
8.875%, 3-1-23(D)(G)	939	540
		3,582

Communications Equipment – 0.0%
SSL Robotics LLC,
9.750%, 12-31-23(G)	46	50

Data Processing & Outsourced Services – 0.2%
Italics Merger Sub, Inc.,
7.125%, 7-15-23(G)	1,043	1,059
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7-15-25(G)	206	218
		1,277

Electronic Equipment & Instruments – 0.1%
Itron, Inc.,
5.000%, 1-15-26(G)	52	54
NCR Corp.:
5.750%, 9-1-27(G)	144	153
6.125%, 9-1-29(G)	144	156
		363

IT Consulting & Other Services – 0.3%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5-1-25(G)	121	126
NCR Escrow Corp.,
6.375%, 12-15-23	739	757

Pioneer Holding Corp., 9.000%, 11-1-22(G)	641	670
		1,553
Total Information Technology - 1.3%		6,825

Materials

Aluminum – 0.4%
Constellium N.V.:
5.750%, 5-15-24(G)	1,000	1,028
5.875%, 2-15-26(G)	391	413
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24(G)	335	351
5.875%, 9-30-26(G)	118	126
		1,918

Commodity Chemicals – 0.2%
NOVA Chemicals Corp.:
4.875%, 6-1-24(G)	508	524
5.250%, 6-1-27(G)	203	209
		733

Construction Materials – 0.3%
CEMEX S.A.B. de C.V.:
5.700%, 1-11-25	200	206
5.450%, 11-19-29(G)	200	209
Hillman Group, Inc. (The),
6.375%, 7-15-22(G)	886	824
		1,239

Diversified Chemicals – 0.1%
Sasol Financing USA LLC (GTD by Sasol Ltd.),
6.500%, 9-27-28	200	222

Diversified Metals & Mining – 0.0%
Nexa Resources S.A.,
5.375%, 5-4-27(D)	200	214

Fertilizers & Agricultural Chemicals – 0.0%
Pinnacle Operating Corp.,
9.000%, 5-15-23(C)(G)	336	134

Gold – 0.1%
AngloGold Ashanti Holdings plc,
6.500%, 4-15-40	120	136
Gold Fields Orogen Holding Ltd.,
6.125%, 5-15-29(G)	200	222
		358

Metal & Glass Containers – 0.1%
ARD Finance S.A. (6.500% Cash or 7.250% PIK),
6.500%, 6-30-27(G)(J)	320	331
HudBay Minerals, Inc.:
7.250%, 1-15-23(G)	65	67
7.625%, 1-15-25(G)	98	104
		502

Paper Packaging – 0.0%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7-15-23(G)	60	61

Paper Products – 0.2%
American Greetings Corp.,
8.750%, 4-15-25(G)	970	883
Suzano Austria GmbH,
6.000%, 1-15-29	200	225
		1,108

Precious Metals & Minerals – 0.0%
Industrias Penoles S.A.B. de C.V.,
5.650%, 9-12-49(G)	200	213

Specialty Chemicals – 0.1%
Monitchem Holdco 3 S.A.,
5.250%, 3-15-25(G)(I)	EUR100	117

Valvoline Finco Two LLC, 5.500%, 7-15-24	$350	363

		480

Total Materials - 1.5%		7,182

Real Estate

Diversified Real Estate Activities – 0.1%
Shimao Property Holdings Ltd.,
6.375%, 10-15-21	400	419

Diversified REITs – 0.1%
Fibra Uno Administracion S.A. de C.V.,
5.250%, 1-30-26	200	215

Industrial REITs – 0.1%
Avolon Holdings Funding Ltd.,
5.250%, 5-15-24(G)	249	272

Real Estate Development – 0.1%
Country Garden Holdings Co. Ltd.,
7.125%, 1-27-22	400	424

Total Real Estate - 0.4%		1,330

Utilities

Electric Utilities – 0.0%
Israel Electric Corp. Ltd.,
5.000%, 11-12-24	200	220

Independent Power Producers & Energy Traders – 0.1%
Pattern Energy Group, Inc., Convertible,
4.000%, 7-15-20	452	454

Multi-Utilities – 0.3%
Pacific Gas and Electric Co.:
3.750%, 2-15-24(L)	772	784
5.800%, 3-1-37(L)	724	755
5.400%, 1-15-40	8	8

		1,547

Renewable Electricity – 0.2%
Clearway Energy Operating LLC,
5.750%, 10-15-25	369	388
NRG Yield Operating LLC,
5.000%, 9-15-26	366	378

		766

Total Utilities - 0.6%		2,987

TOTAL CORPORATE DEBT SECURITIES – 25.2%		$119,353
(Cost: $120,920)

MORTGAGE-BACKED SECURITIES

Other Mortgage-Backed Securities - 1.2%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps),
7.986%, 10-15-27(G)(H)	700	670
ALM Loan Funding XIX LLC, Series 2015-16A, Class D (3-Month U.S. LIBOR plus 510 bps),
7.101%, 7-15-27(G)(H)	250	238
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps),
5.840%, 4-15-35(G)(H)	600	604

Diameter Credit Funding II Ltd., Series 2019-2A, Class A,
3.940%, 1-25-38(G)	1,000	999
Diameter Credit Funding II Ltd., Series 2019-2A, Class B,
4.540%, 1-25-38(G)	500	500
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps),
7.486%, 1-28-30(G)(H)	250	232
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps),
4.642%, 2-25-23(G)(H)	2,100	2,112

		5,355

TOTAL MORTGAGE-BACKED SECURITIES – 1.2%		$5,355
(Cost: $5,398)

OTHER GOVERNMENT SECURITIES(M)

Bulgaria - 0.0%
Bulgaria Government Bond,
3.125%, 3-26-35 (I)	EUR100	146

Russia - 0.1%
Russia Government Bond,
5.100%, 3-28-35 (G)	$200	239

Serbia - 0.0%
Republic of Serbia,
1.500%, 6-26-29 (G)(I)	EUR200	228

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%		$613

LOANS (H)

Communication Services

Advertising – 0.2%
Advantage Sales & Marketing, Inc.,
0.000%, 7-25-21(N)	$9	9
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
5.049%, 7-25-21	533	514
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
8.299%, 7-25-22	438	387

		910

Alternative Carriers – 0.1%
Level 3 Parent LLC (ICE LIBOR plus 175 bps),
3.549%, 3-1-27	189	189

Broadcasting – 0.5%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps),
5.299%, 8-1-26	983	987
Nexstar Broadcasting, Inc. (3-Month ICE LIBOR plus 275 bps),
4.452%, 9-19-26	250	251
Sinclair Television Group, Inc. (ICE LIBOR plus 250 bps),
4.240%, 9-30-26	249	250

Univision Communications, Inc. (ICE LIBOR plus 275 bps),
4.549%, 3-15-24	349	345

		1,833

Cable & Satellite – 0.2%
CSC Holdings LLC (ICE LIBOR plus 225 bps),
3.990%, 7-17-25	278	278
Ziggo B.V. (3-Month EURIBOR plus 300 bps),
3.000%, 1-31-29	EUR250	280

		558

Integrated Telecommunication Services – 0.7%
CenturyLink, Inc. (ICE LIBOR plus 275 bps):
4.549%, 11-1-22	$456	456
4.549%, 1-31-25	538	540
eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps),
3.250%, 5-15-26	EUR153	172
Frontier Communications Corp.,
0.000%, 6-15-24(N)	$49	49
Frontier Communications Corp. (ICE LIBOR plus 375 bps),
5.550%, 6-15-24	448	449
Telenet Financing USD LLC (ICE LIBOR plus 225 bps),
3.990%, 8-15-26	250	251
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.927%, 10-10-24	1,756	1,484

		3,401

Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 450 bps),
6.299%, 8-31-25(C)	190	190

Wireless Telecommunication Service – 0.3%
Digicel International Finance Ltd.,
0.000%, 5-27-24(N)	67	60
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps),
5.340%, 5-27-24	798	710
Iridium Satellite LLC (ICE LIBOR plus 375 bps),
5.549%, 11-4-26	250	253

		1,023

Total Communication Services - 2.1%		8,104

Consumer Discretionary

Apparel Retail – 0.2%
Neiman Marcus Group Ltd. LLC,
0.000%, 10-25-23(J)(N)	5	4
Neiman Marcus Group Ltd., Inc. (3-Month ICE LIBOR plus 325 bps),
7.713%, 10-25-20	279	230
Neiman Marcus Group Ltd., Inc. (ICE LIBOR plus 325 bps),
0.000%, 10-25-20(N)	38	31
Talbots, Inc. (The) (ICE LIBOR plus 700 bps),
8.799%, 11-28-22(C)	748	729
TRLG Intermediate Holdings LLC,
10.000%, 10-27-22	131	124

		1,118

Auto Parts & Equipment – 0.0%
Rough Country LLC (ICE LIBOR plus 375 bps),
5.299%, 5-25-23(C)	224	222

Automotive Retail – 0.1%
Belron Finance U.S. LLC (ICE LIBOR plus 250 bps),
4.436%, 11-7-26	250	251

Casinos & Gaming – 0.2%
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps),
6.990%, 11-9-20	800	804
GVC Holdings plc (ICE LIBOR plus 250 bps),
4.446%, 3-16-24	246	247
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps),
3.799%, 10-19-23	90	89

		1,140

Department Stores – 0.1%
Belk, Inc. (ICE LIBOR plus 675 bps),
8.803%, 7-31-25	335	232

Hotels, Resorts & Cruise Lines – 0.6%
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps),
7.711%, 5-9-20	251	252
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps),
6.740%, 8-9-20	150	152
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps),
8.240%, 2-9-20	1,700	1,703
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps),
7.049%, 6-8-25	197	195
Times Square JV LLC and CPTS Hotel Lessee LLC (1-Month U.S. LIBOR plus 600 bps),
7.711%, 5-9-20	642	643

		2,945

Housewares & Specialties – 0.1%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
5.792%, 5-15-23	697	683

Restaurants – 0.1%
CEC Entertainment, Inc. (ICE LIBOR plus 650 bps),
8.299%, 8-30-26	514	492
NPC International, Inc. (ICE LIBOR plus 750 bps),
9.427%, 4-18-25	572	59

		551

Specialized Consumer Services – 0.2%
Asurion LLC (ICE LIBOR plus 600 bps),
8.299%, 8-4-25	666	674
frontdoor, Inc. (ICE LIBOR plus 250 bps),
4.313%, 8-16-25	247	249

		923

Specialty Stores – 0.9%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.934%, 10-16-23	552	382
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps),
11.042%, 5-21-24	671	230
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps),
5.177%, 1-26-23	580	492
PetSmart, Inc.,
0.000%, 3-11-22(N)	33	33
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps),
5.740%, 3-11-22	1,797	1,776
Staples, Inc. (ICE LIBOR plus 500 bps),
6.691%, 4-12-26	926	909

		3,822

Textiles – 0.2%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
6.049%, 6-15-25	695	691

Tires & Rubber – 0.1%
Wheel Pros, Inc. (ICE LIBOR plus 475 bps),
6.549%, 4-4-25	246	242

Total Consumer Discretionary - 2.8%		12,820

Consumer Staples

Packaged Foods & Meats – 0.1%
Bellring Brands LLC (ICE LIBOR plus 500 bps),
6.799%, 10-21-24	417	421

Total Consumer Staples - 0.1%		421

Energy

Coal & Consumable Fuels – 0.2%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
7.659%, 3-28-22	1,168	498
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
10.150%, 3-15-22(C)	151	150
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK),
15.000%, 3-15-29(J)	475	366

		1,014

Oil & Gas Drilling – 0.1%
KCA Deutag U.S. Finance LLC (ICE LIBOR plus 675 bps),
8.549%, 2-28-23	491	331

Oil & Gas Exploration & Production – 0.2%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps),
12.180%, 12-31-21	435	323
California Resources Corp. (ICE LIBOR plus 475 bps),
6.555%, 12-31-22	323	288

		611

Oil & Gas Refining & Marketing – 0.1%
EG America LLC (ICE LIBOR plus 400 bps),
5.961%, 2-5-25	292	290

Oil & Gas Storage & Transportation – 0.4%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
12.659%, 2-16-21	200	187
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
7.659%, 8-12-20	653	635
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
7.040%, 3-1-26	900	862
Lower Cadence Holdings LLC (ICE LIBOR plus 400 bps),
5.799%, 5-22-26	346	341

		2,025

Total Energy - 1.0%		4,271

Financials

Asset Management & Custody Banks – 0.3%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps),
8.535%, 7-20-26	689	685
HarbourVest Partners LLC (ICE LIBOR plus 225 bps),
3.990%, 3-1-25	214	214
Jade Germany GmbH (3-Month EURIBOR plus 475 bps),
5.750%, 5-31-23	EUR488	497

		1,396

Financial Exchanges & Data – 0.1%
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps),
5.299%, 4-3-25(C)	$555	557

Insurance Brokers – 0.1%
NFP Corp. (ICE LIBOR plus 300 bps),
4.799%, 1-8-24	418	416

Investment Banking & Brokerage – 0.2%
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps),
6.064%, 11-21-24(C)	277	265
Jane Street Group LLC (ICE LIBOR plus 300 bps),
4.799%, 8-25-22	828	826

		1,091

Multi-Sector Holdings – 0.1%
THG Operations Holdings Ltd.,
0.000%, 12-10-26(N)	EUR250	277

Other Diversified Financial Services – 0.1%
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps),
5.945%, 12-3-22	$370	370
AqGen Ascensus, Inc. (ICE LIBOR plus 425 bps),
6.049%, 12-3-22(C)	214	215
New Cotai LLC,
0.000%, 7-20-20(N)	5	5
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
2.965%, 7-20-20	7	8
5.000%, 7-20-20	7	7

		605

Property & Casualty Insurance – 0.5%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
6.299%, 2-28-25(C)	1,687	1,569
Amynta Agency Borrower, Inc. (ICE LIBOR plus 850 bps),
10.299%, 2-28-26	502	505
		2,074

Specialized Finance – 0.3%
BCPE Max Dutch Bidco B.V. (3-Month EURIBOR plus 475 bps),
4.750%, 10-31-25	EUR213	240
Gulf Finance LLC (ICE LIBOR plus 525 bps):
6.950%, 8-25-23	$563	440
7.200%, 8-25-23	336	262
MA FinanceCo. LLC (ICE LIBOR plus 275 bps),
4.299%, 6-21-24	47	47
		989
Total Financials - 1.7%		7,405

Health Care

Biotechnology – 0.1%
Grifols S.A. (3-Month EURIBOR plus 225 bps),
2.250%, 11-8-27	EUR250	283

Health Care Equipment – 0.1%
Exactech, Inc. (ICE LIBOR plus 375 bps),
5.549%, 2-14-25	$246	246
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps),
11.556%, 10-1-25	107	92
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps),
6.677%, 8-28-22	245	230
		568

Health Care Facilities – 0.6%
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps),
6.909%, 5-15-25(C)	139	111
Gentiva Health Services, Inc. (3-Month ICE LIBOR plus 375 bps),
5.563%, 7-2-25	1,245	1,250
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps),
6.202%, 11-16-25	1,031	1,039
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps),
4.549%, 2-6-24	186	150
		2,550

Health Care Services – 0.9%
Bio Lam LCD SELAS (3-Month EURIBOR plus 375 bps),
3.750%, 4-25-26	EUR500	562
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps),
6.037%, 4-4-25	GBP500	620
Hanger, Inc. (ICE LIBOR plus 350 bps),
5.299%, 3-6-25	$246	246
Heartland Dental LLC,
0.000%, 4-30-25(N)	15	15
Heartland Dental LLC (ICE LIBOR plus 375 bps),
5.549%, 4-30-25	676	672

LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
6.314%, 3-9-25(C)	166	163
6.314%, 3-17-25(C)	43	42
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps),
6.813%, 6-26-26	1,613	1,597
Vivalto Sante Investissement S.A. (3-Month EURIBOR plus 325 bps),
3.250%, 7-9-26	EUR250	281
		4,198

Health Care Technology – 0.4%
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps),
6.063%, 10-20-23	$340	330
Verscend Holding Corp. (ICE LIBOR plus 450 bps),
6.299%, 8-27-25	1,501	1,510
		1,840

Life Sciences Tools & Services – 0.0%
Syneos Health, Inc. (ICE LIBOR plus 200 bps),
3.799%, 8-1-24	124	125

Pharmaceuticals – 0.3%
Albany Molecular Research, Inc. (ICE LIBOR plus 325 bps),
5.049%, 8-31-24	244	243
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps),
5.313%, 5-4-25	495	443
Concordia International Corp. (ICE LIBOR plus 550 bps),
7.447%, 9-6-24	195	182
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 400 bps),
4.000%, 8-21-24	EUR250	282
		1,150
Total Health Care - 2.4%		10,714

Industrials

Aerospace & Defense – 0.2%
Bleriot U.S. Bidco, Inc.,
0.000%, 11-1-26(N)	$34	34
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 475 bps),
6.695%, 11-1-26	216	218
TransDigm, Inc. (ICE LIBOR plus 250 bps),
4.299%, 6-9-23	249	250
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps),
6.659%, 9-8-23(C)	340	306
		808

Airlines – 0.1%
Kestrel Bidco, Inc. (ICE LIBOR plus 300 bps),
4.718%, 10-8-26	250	252

Building Products – 0.1%
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps),
5.049%, 7-31-22	532	534

Construction & Engineering – 0.2%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps),
6.945%, 5-10-25	940	547

McDermott Technology Americas, Inc.,
0.000%, 10-21-21(N)	242	247
McDermott Technology Americas, Inc. (ICE LIBOR plus 1,000 bps):
11.900%, 10-21-21	69	71
12.002%, 10-21-21	152	155
		1,020

Diversified Support Services – 0.3%
Creative Artists Agency LLC (ICE LIBOR plus 375 bps),
5.549%, 11-26-26	163	164
United Rentals (North America), Inc. (ICE LIBOR plus 175 bps),
3.549%, 10-31-25	247	248
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
9.671%, 8-25-25	570	552
		964

Environmental & Facilities Services – 0.0%
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps),
5.677%, 11-1-24	245	196
U.S. Ecology, Inc. (ICE LIBOR plus 250 bps),
4.299%, 11-1-26(C)	17	17
		213

Industrial Conglomerates – 0.3%
PAE Holding Corp. (ICE LIBOR plus 550 bps),
7.349%, 10-20-22	1,115	1,115
PAE Holding Corp. (ICE LIBOR plus 950 bps),
11.349%, 10-20-23	122	119
		1,234

Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.445%, 1-30-23	1,089	1,027
Form Technologies LLC (ICE LIBOR plus 325 bps),
5.195%, 1-28-22(C)	251	243
		1,270

Railroads – 0.1%
Genesee & Wyoming, Inc.,
0.000%, 11-5-26(N)	250	252

Research & Consulting Services – 0.2%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps),
7.300%, 6-8-25(C)	180	177
Guidehouse LLP (1-Month ICE LIBOR plus 450 bps),
6.299%, 5-1-25	249	247
Red Ventures LLC (ICE LIBOR plus 400 bps),
4.799%, 11-8-24	293	295
		719

Security & Alarm Services – 0.0%
Garda World Security Corp. (ICE LIBOR plus 475 bps),
6.660%, 10-30-26	239	240

Total Industrials - 1.8%		7,506

Information Technology

Application Software – 0.6%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
8.945%, 9-19-25	334	340

ION Corporate Solutions Finance S.a.r.l. (1-Month EURIBOR plus 425 bps),
4.250%, 10-24-25	EUR374	417
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps),
8.799%, 5-15-23(C)	$81	80
Mitchell International, Inc. (ICE LIBOR plus 725 bps),
9.049%, 11-30-25(C)	208	199
Riverbed Technology, Inc.,
0.000%, 4-24-22(N)	480	418
Riverbed Technology, Inc. (ICE LIBOR plus 325 bps),
5.050%, 4-24-22	670	582
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps),
4.299%, 6-21-24	315	315
VF Holding Corp. (ICE LIBOR plus 325 bps),
5.049%, 7-2-25	282	278
		2,629

Communications Equipment – 0.3%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps),
6.191%, 11-30-25	1,100	1,036
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps),
10.441%, 11-30-26	470	348
		1,384

Data Processing & Outsourced Services – 0.5%
CommerceHub, Inc. (ICE LIBOR plus 375 bps),
5.299%, 5-21-25	530	518
Cyxtera DC Holdings, Inc.,
0.000%, 5-1-25(N)	109	66
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps),
8.990%, 5-1-25	461	278
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps),
4.740%, 5-1-24	508	447
Navicure, Inc. (ICE LIBOR plus 400 bps),
5.799%, 10-22-26	285	286
Output Services Group, Inc. (ICE LIBOR plus 425 bps),
6.299%, 3-27-24	246	203
Sedgwick Claims Management Services, Inc. (ICE LIBOR plus 400 bps),
5.799%, 9-4-26	249	251
		2,049

Electronic Equipment & Instruments – 0.0%
Electronics For Imaging, Inc. (ICE LIBOR plus 500 bps),
6.945%, 7-23-26	250	232

Systems Software – 0.2%
DCert Buyer, Inc. (ICE LIBOR plus 400 bps),
5.799%, 10-16-26	500	501
Park Place Technologies LLC (ICE LIBOR plus 400 bps),
5.799%, 3-29-25	246	244
		745
Total Information Technology - 1.6%		7,039

Materials

Commodity Chemicals – 0.1%
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps),
6.550%, 3-2-23	500	495

Construction Materials – 0.2%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps),
7.049%, 4-5-24	170	150
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
5.799%, 5-31-25	710	697
		847

Metal & Glass Containers – 0.1%
Berry Global, Inc. (3-Month EURIBOR plus 250 bps),
2.500%, 7-1-26	EUR201	225

Paper Packaging – 0.0%
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps),
5.945%, 7-28-24	$3	3

Specialty Chemicals – 0.2%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps),
5.984%, 7-28-24	344	341
Hercules Merger Sub LLC (ICE LIBOR plus 275 bps),
4.441%, 11-1-26	250	252
Styrolution Group GmbH (ICE LIBOR plus 375 bps),
3.799%, 9-30-21	210	210
		803
Total Materials - 0.6%		2,373

Real Estate

Industrial REITs – 0.1%
Terra Millennium Corp. (ICE LIBOR plus 625 bps),
8.563%, 10-31-22	480	472

Retail REITs – 0.2%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps),
7.459%, 1-1-22	833	845

Total Real Estate - 0.3%		1,317

TOTAL LOANS – 14.4%		$61,970
(Cost: $65,842)

SHORT-TERM SECURITIES	Shares

Money Market Funds (P) - 8.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (O)	1,001	1,001

State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	37,702	37,702
		38,703

TOTAL SHORT-TERM SECURITIES – 8.4%		$38,703
(Cost: $38,703)

TOTAL INVESTMENT SECURITIES – 99.1%		$457,311
(Cost: $426,873)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		4,232

NET ASSETS – 100.0%		$461,543

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	Listed on an exchange outside the United States.
(B)	No dividends were paid during the preceding 12 months.
(C)	Securities whose value was determined using significant unobservable inputs.
(D)	All or a portion of securities with an aggregate value of $1,249 are on loan.
(E)	Restricted securities. At December 31, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

Pinnacle Agriculture Enterprises LLC	3-10-17	233	$106	$	–*
Targa Resources Corp., 9.500%	10-24-17	1	1,415		1,380

			$1,521		$1,380

The total value of these securities represented 0.3% of net assets at December 31, 2019.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $111,872 or 24.2% of net assets.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).
(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(K)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2019.

(L)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(M)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(O)	Investment made with cash collateral received from securities on loan.
(P)	Rate shown is the annualized 7-day yield at December 31, 2019.

The following forward foreign currency contracts were outstanding at December 31, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	480	U.S. Dollar	602	1-31-20	JPMorgan Securities LLC	$—	$34
Euro	1,590	U.S. Dollar	1,770	1-31-20	JPMorgan Securities LLC	—	17
Euro	5,382	U.S. Dollar	6,973	9-30-21	JPMorgan Securities LLC	699	—
						$699	$51

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2		Level 3

Assets
Investments in Securities
Common Stocks
Communication Services	$8,264	$—			$—
Consumer Discretionary	4,583	—			—
Consumer Staples	16,838	6,281			—
Energy	22,299	87			—*
Financials	27,360	10,776			—
Health Care	16,690	3,943			—
Industrials	17,098	—			—
Information Technology	13,635	5,773			—
Materials	7,963	—			—
Real Estate	35,227	7,856			—
Utilities	4,620	8,502			—

Total Common Stocks	$174,577	$43,218		$	—*
Investment Funds	1,847	—			—
Preferred Stocks	—	1,380			—*
Warrants	—	—	*		—
Asset-Backed Securities	—	10,295			—
Corporate Debt Securities	—	119,220			134
Mortgage-Backed Securities	—	5,355			—
Other Government Securities	—	614			—
Loans	—	56,787			5,218
Short-Term Securities	38,703	—			—

Total	$215,127	$236,869			$5,352

Forward Foreign Currency Contracts	$—	$699			$—

Liabilities
Forward Foreign Currency Contracts	$—	$51			$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants	Corporate Debt Securities	Loans

Beginning Balance 10-1-19	$-	$9	$-*	$-	$4,842

Net realized gain (loss)	-	-	-	-	(28)

Net change in unrealized appreciation (depreciation)	(23)	(9)	-	17	(39)

Purchases	-	-	-	-	212

Sales	-	-	-	-	(730)

Amortization/Accretion of premium/discount	-	-	-	-	3

Transfers into Level 3 during the period	23	-	-	117	3,264

Transfers out of Level 3 during the period	-	-	-*	-	(2,306)

Ending Balance 12-31-19	$-*	$-*	$-	$134	$5,218

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-19	$(23)	$(9)	$-	$17	$42

Information about Level 3 fair value measurements:

	Fair Value at 12-31-19	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$-*	Market approach	No market color	N/A
Preferred Stocks	-*	Transaction	Price	$0
Corporate Debt Securities	134	Transaction	Price	$40
Loans	5,218	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$426,873

Gross unrealized appreciation	44,759

Gross unrealized depreciation	(14,321)

Net unrealized appreciation	$30,438